                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RH Capital Associates LLC
Address: 55 Harristown Road
         Glen Rock, New Jersey


Form 13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Horwitz
Title:   Managing Member
Phone:   (201) 444-2850

Signature, Place, and Date of Signing:

         /s/Robert Horwitz       Glen Rock, New Jersey 2/14/2001
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:     $61,166
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                      RH CAPITAL ASSOCIATES
                                                            FORM 13F
                                                        DECEMBER 31, 2000


   COLUMN                   COLUMN       COLUMN      COLUMN        COLUMN       COLUMN    COLUMN           COLUMN
     1                        2            3           4             5             6         7               8
                            TITLE        CUSIP       VALUE    SHRS/    SH/ PUT/           INVSTMT     VOTING AUTHORITY
NAME OF ISSUER              OF CLASS     NUMBER      (x$1000) PRN AMT  PRN CALL DSCRETN - MANAGERS  SOLE   SHARED   NONE
--------------              --------     ------      ------   -------  --- ----  ------- ---------  ----   ------   ----

ANIXTER INT'L                 COM       035290105      3893   180000  SH        Sole        NONE    180000
ATTUNITY LTD                  COM       m15332105       154    35000  SH        Sole        NONE     35000
AVOCENT CORP.                 COM       053893103      2565    95000  SH        Sole        NONE     95000
BICC GENERAL CABLE            COM       369300108       990   223000  SH        Sole        NONE    223000
CISCO SYSTEMS INC             COM       17275r102       631    16500  SH        Sole        NONE     16500
CITIZENS UTILITIES B          COM       17453b101      2548   194100  SH        Sole        NONE    194100
CLEAR CHANNEL COMM            COM       184502102      2180    45000  SH        Sole        NONE     45000
CRAY INC                      COM       225223106       207   137800  SH        Sole        NONE    137800
CRYPTOLOGIC INC               COM       228906103      3402   375400  SH        Sole        NONE    375400
CYBERSOURCE                   COM       232515106       803   338000  SH        Sole        NONE    338000
DMC STRATEX NETWORKS          COM       23322l106       375    25000  SH        Sole        NONE     25000
GEMSTAR                       COM       36866w106      2763    59900  SH        Sole        NONE     59900
HUFFY CORP                    COM       444356109       195    30000  SH        Sole        NONE     30000
INAMED CORP.                  COM       453235103      1169    57209  SH        Sole        NONE     57209
INTEGRATED DEVICE             COM       458118106       828    25000  SH        Sole        NONE     25000
INTERACT COMM CORP            COM       45839y107       526    62800  SH        Sole        NONE     62800
INVITROGEN CORP               COM       46185r100      3153    36500  SH        Sole        NONE     36500
LIBERTY LIVEWIRE              COM       530709104       375    48780  SH        Sole        NONE     48780
M T R GAMING                  COM       553769100       186    39200  SH        Sole        NONE     39200
META GROUP INC                COM       591002100       372    57300  SH        Sole        NONE     57300
NASDAQ 100 SHARES UNIT SER 1  COM       631100104      5838   100000  SH        Sole        NONE    100000
ONI SYS CORP                  COM       68273f103       625    15800  SH        Sole        NONE     15800
PEOPLESOFT INC                COM       712713106      4630   124500  SH        Sole        NONE    124500
RADIO ONE INC CL A            COM       75040p108       575    53800  SH        Sole        NONE     53800
RADIO ONE INC CL D NON VTG    COM       75040p405      1448   131600  SH        Sole        NONE    131600
SAFEGUARD SCIENTIFIC          COM       786449108       270    40800  SH        Sole        NONE     40800
SAFENET INC                   COM       78645r107      1231    26200  SH        Sole        NONE     26200
SCP POOLS                     COM       784028102      1705    56700  SH        Sole        NONE     56700
SOLA INERNATIONAL             COM       834092108      1075   260700  SH        Sole        NONE    260700
SUPERVALU INC                 COM       868536103      1041    75000  SH        Sole        NONE     75000
UNITED GLOBAL                 COM       913247508      6853   503000  SH        Sole        NONE    503000
USA NETWORKS INC              COM       902984103      6026   310000  SH        Sole        NONE    310000
WATER PIK TECH                COM       94113u100      2536   362300  SH        Sole        NONE    362300
                                                      61166




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